TruGolf Links Franchising, LLC	6 Months Ended
Jun. 30, 2024
Trugolf Links Franchising Llc
TruGolf Links Franchising, LLC

Note 22. TruGolf Links Franchising, LLC

TruGolf Links Franchising, LLC (“Links”) sold five (5) regions during the three months ended June 30, 2024 and received proceeds of $500,000, which was recorded as deferred revenue on the Company’s balance sheet. The CEO of the Company individually purchased the regions from Links. Links has a commitment from a buyer to purchase four (4) regions in the subsequent quarter of 2024.